BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Statement of Financial Position [Abstract]
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, shares authozied	200,000,000	200,000,000
Common Stock, shares issued	169,400,000	98,000,000
Common Stock, shares outstanding	169,400,000	98,000,000